UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-21237

Unified Series Trust
      (Exact name of registrant as specified in charter)

2960 N. Meridian St.

Indianapolis, IN	46208
(Address of principal executive offices)	(Zip code)

Christopher E. Kashmerick

Unified Fund Services, Inc.

2960 N. Meridian St. Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	09/30

Date of reporting period:	03/31/2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

IRON STRATEGIC INCOME FUND

Semi-Annual Report

March 31, 2009

(Unaudited)

Fund Advisor:

IRON Financial, LLC

www.ironfunds.com

Performance Results (Unaudited)

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT PREDICT FUTURE RESULTS. The returns shown are net of all recurring expenses. For more information on the Fund, and to obtain performance data current to the most recent month end, or to request a prospectus, please call 1-877-322-0575. Current performance of the Fund may be lower or higher than the performance quoted. You should carefully consider the investment objectives, potential risk, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. * Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Merrill Lynch High Yield Master II Index is an unmanaged index that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of U.S. Corporate securities. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

This graph shows the value of a hypothetical initial investment of $10,000 in the Institutional Class of the Fund and the Merrill Lynch High Yield Master II Index on October 11, 2006 (inception of the Fund) and held through March 31, 2009. The Merrill Lynch High Yield Master II Index is a widely recognized unmanaged index of high yield bonds. Individuals cannot invest directly in the index; however, an individual can invest in ETFs or other investment vehicles that attempt to tract the performance of a benchmark index. The index returns do not reflect expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the securities in the index plus the reinvestment of distributions and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS. Investment returns and principal values will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original purchase price. Current performance may be lower or higher than the performance data quoted. For more information on the Iron Strategic Income Fund, and to obtain performance data current to the most recent month end, or to request a prospectus, please call 1-877-322-0575. You should carefully consider the investment objectives, potential risk, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing.

Fund Holdings– (unaudited)

1 As a percent of net assets. The Iron Strategic Income Fund seeks to maximize total return through strategic allocation and re-allocation of the Fund’s assets among high yield fixed income securities, cash and fixed income derivatives.

Availability of Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

About Your Fund’s Expenses– (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at October 1, 2008 (or February 2, 2009 for the Investor Class) and held through March 31, 2009.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees.  Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if these transactions costs were included, your costs would have been higher.

Iron Strategic Income Fund	Beginning Account	Ending Account	Expense Paid During Period*
Institutional Class	Value	Value	October 1, 2008 -
	October 1, 2008	March 31, 2009	March 31, 2009
Actual	$1,000.00	$1,015.46	$6.83
Hypothetical**	$1,000.00	$1,018.15	$6.84
Iron Strategic Income Fund	Beginning Account	Ending Account	Expense Paid During Period
Investor Class	Value	Value

Actual***	$1,000.00	$1,014.52	$2.16
Hypothetical****	$1,000.00	$1,018.21	$6.78

* Expenses are equal to the Institutional class annualized expense ratio of 1.36%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
** Assumes a 5% return before expenses.
*** Expenses are equal to the Investor class annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 58/365 (to reflect the partial year period).

**** Assumes a 5% return before taxes. The Hypothetical example is calculated based on a six month period from October 1, 2008 to March 31, 2009. Accordingly, expenses are equal to the Investor Class annualized expense ratio of 1.37% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year  period).

Iron Strategic Income Fund
Schedule of Investments
March 31, 2009
(Unaudited)

Exchange-Traded Funds - 0.46%	Shares	Value

SPDR Barclays Capital High Yield Bond ETF	17,456	$513,905

TOTAL EXCHANGE-TRADED FUNDS (Cost $742,523)		513,905

Mutual Funds - 87.92%

AIM High Yield Fund - Institutional Class	1,942,692	5,594,952
Artio Global High Income Fund - Institutional Class	632,259	4,634,462
Columbia High Income Fund - Class Z	1,248,680	7,467,105
Credit Suisse Global High Yield Fund, Inc.	10,814	69,641
Delaware Delchester Fund - Class I	300,628	670,400
Delaware High-Yield Opportunities Fund - Class I	125,117	365,342
Fidelity High Income Fund	2,446,398	15,241,059
Franklin High Income Fund - Administrative Class	302,289	444,365
Goldman Sachs High Yield Fund - Institutional Class	2,234,697	11,598,080
Lord Abbett Bond-Debenture Fund, Inc. - Class I	804,399	4,705,732
Nuveen High Yield Bond Fund - Class R	94,259	1,230,086
PIMCO High Yield Fund - Institutional Class	2,645,613	17,355,221
Principal High Yield Fund - Institutional Class	2,882,755	17,354,182
Putnam High Yield Advantage Fund - Class Y	1,642,625	7,260,403
TIAA-CREF High Yield Fund - Institutional Class	598,939	4,354,288

TOTAL MUTUAL FUNDS (Cost $96,901,886)		98,345,318

Money Market Securities - 9.48%

Federated Treasury Obligations Fund - Institutional shares - 0.14% (a)	2,331,117	2,331,117
Fidelity Institutional Money Market Treasury Only Fund - Class I - 0.26% (a)	3,342,956	3,342,956
First American Treasury Obligations Fund - Class Z - 0.42% (a)	2,466,672	2,466,672
First American Government Obligations Fund - Class Z - 0.39% (a)	2,466,672	2,466,672

TOTAL MONEY MARKET SECURITIES (Cost $10,607,417)		10,607,417

TOTAL INVESTMENTS (Cost $108,251,826) - 97.86%		$ 109,466,640

Cash & other assets less liabilities - 2.14%		2,396,643

TOTAL NET ASSETS - 100.00%		$111,863,283

(a) Variable rate security; the money market rate shown represents the rate at March 31, 2009.

  *See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Schedule of Investments - continued
March 31, 2009
(Unaudited)
	Termination	Notional	Appreciation/
Credit Default Swaps (b)	Date	Amount	(Depreciation)

CDX North America High Yield Credit Default Swap Index,	6/20/2014	$ 30,000,000	$ (5,814)
agreements with Morgan Stanley, effective March 20, 2009,
to pay a premium equal to 5.00% of the notional amount.
Upon a credit event, the Fund receives a protection payment
from the counterparty equal to the proportional notional amount.

(b) See Related Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Statement of Assets and Liabilities
March 31, 2009
(Unaudited)

Assets
Investment in securities:
At cost	$ 108,251,826
At value	$ 109,466,640

Cash held at broker (a)	230,773
Interest receivable	11,855
Dividends receivable	464,879
Receivable for fund shares sold	864,000
Receivable for investment sold	1,054,853
Prepaid expenses	16,737
Total assets	112,109,737

Liabilities
Payable for interest expense	734
Payable for fund shares redeemed	73,843
Payable for swap agreement, at value (Proceeds received $8,775,000)	58,283
Payable to Advisor (b)	90,845
Payable to administrator, transfer agent, and fund accountant	13,548
Payable to trustees and officers	1,720
Other accrued expenses	7,481
Total liabilities	246,454

Net Assets	$ 111,863,283

Net Assets consist of:
Paid in capital	$ 124,043,092
Accumulated undistributed net investment income	728,123
Accumulated net realized (loss) from investment transactions	(14,116,932)
Net unrealized appreciation on investments and futures contracts	1,214,814
Net unrealized (depreciation) on swaps	(5,814)

Net Assets	$ 111,863,283

Net Assets: Institutional Class	$ 111,863,273

Shares outstanding (unlimited number of shares authorized)	11,932,722

Net Asset Value and offering price per share	$ 9.37

Redemption price per share (Net Asset Value * 99%) (c)	$ 9.28

Net Assets: Investor Class (d)	$ 10.45

Shares outstanding (unlimited number of shares authorized)	1.113

Net Asset Value and offering price per share	$ 9.39

Redemption price per share (Net Asset Value * 99%) (c)	$ 9.30

(a) Cash used as collateral for futures transactions; a portion of this balance is restricted.
(b) See Note 3 in the Notes to the Financial Statements.
(c) The Fund charges a 1.00% redemption fee on shares redeemed within 30 days of purchase.
(d) Due to the small size of the share class, net assets and shares outstanding are presented unrounded.

*See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund Statement of Operations For the six months ended March 31, 2009 (a) (Unaudited)

Investment Income
Dividend income	$ 3,191,546
Interest income	133,505
Total Income	3,325,051

Expenses
Investment advisor fee (b)	540,808
Administration expenses	50,528
Transfer agent expenses	32,162
Fund accounting expenses	26,268
Legal expenses	18,784
Auditing expenses	14,377
Custodian expenses	12,875
Registration expenses	8,735
Insurance expenses	6,399
Trustee expenses	6,142
Interest expense	6,122
Printing expenses	4,984
CCO expenses	4,300
Pricing expenses	2,073
Miscellaneous expenses	682
Total Expenses	735,239
Net Investment Income	2,589,812

Realized & Unrealized Gain (Loss) From:
Net realized gain (loss) on:
Investment securities	(15,632,681)
Futures contracts	(41,286)
Swap agreements	4,141,352
Change in unrealized appreciation (depreciation) on: Investment securities	9,023,087
Futures contracts	938
Swap agreements	179,631
Net realized and unrealized gain (loss) on investment securities, futures
contracts, and swap agreements	(2,328,959)
Net increase (decrease) in net assets resulting from operations	$ 260,853

(a) The Investor Class commenced operations on February 2, 2009.
(b) See Note 3 in the Notes to the Financial Statements.
*See accompanying notes which are an integral part of these financial statements.

Iron Stategic Income Fund
Statements of Changes In Net Assets

	For the Six	For the
	Months Ended	Fiscal Year Ended
	March 31, 2009	September 30,
Increase (Decrease) in Net Assets From:	(Unaudited)	2008
Operations:
Net investment income	$ 2,589,812	$ 5,963,359
Net realized gain (loss) on investment securities, futures contracts
and swap agreements	(11,532,615)	(3,797,938)
Long-term capital gain distributions from other investment companies	-	352,921
Change in unrealized appreciation (depreciation) on investment securities,
futures contracts, and swap agreements	9,203,656	(6,915,149)
Net increase (decrease) in net assets resulting from operations	260,853	(4,396,807)

Distributions:
From net investment income	(2,082,813)	(4,869,023)
From capital gains	(86,676)	(3,047,950)
Total distributions	(2,169,489)	(7,916,973)

Capital Share Transactions - Institutional Class
Proceeds from shares sold	132,304,996	61,987,064
Reinvestment of distributions	1,877,641	7,389,610
Amount paid for shares redeemed	(157,458,606)	(68,206,609)

Net increase (decrease) in net assets resulting from capital share transactions	(23,275,969)	1,170,065

Capital Share Transactions - Investor Class (a)
Proceeds from shares sold	10	-
Reinvestment of distributions	-	-
Amount paid for shares redeemed	-	-

Net increase (decrease) in net assets resulting from capital share transactions	10	-

Total Increase (Decrease) in Net Assets	(25,184,595)	(11,143,715)

Beginning of period	137,047,878	148,191,593

End of period	$ 111,863,283	$137,047,878

Accumulated undistributed net investment income included
in net assets at the end of each period	$ 728,123	$221,124

Capital Share Transactions - Institutional Class
Shares sold	12,834,783	6,211,354
Shares issued in reinvestment of distributions	207,175	743,626
Shares redeemed	(15,653,133)	(6,832,471)

Net increase (decrease) from capital share transactions	(2,611,175)	122,509

Capital Share Transactions - Investor Class (a)
Shares sold	1	-
Shares issued in reinvestment of distributions	-	-
Shares redeemed	-	-

Net increase (decrease) from capital share transactions	1	-

(a) For the Period of February 2, 2009 (Commencement of Operations) through March 31, 2009.

*See accompanying notes which are an integral part of these financial statements.

Iron Stategic Income Fund - Institutional Class
Financial Highlights
For a share outstanding during each period

	For the Six		For the	For the
	Months Ended		Fiscal Year Ended	Period Ended
	March 31, 2009		September 30,	September 30,
	(Unaudited)		2008	2007	(a)

Selected Per Share Data
Net asset value, beginning of period	$9.42		$10.28	$10.00

Income from investment operations:
Net investment income	0.23		0.43	0.50
Net realized and unrealized gain (loss)	(0.09)		(0.71)	0.26
Total from investment operations	0.14		(0.28)	0.76

Less Distributions to shareholders:
From net investment income	(0.18)		(0.35)	(0.48)
From net capital gains	(0.01)		(0.23)	-
Total distributions	(0.19)		(0.58)	(0.48)

Paid in capital from redemption fees (b)	-		-	-

Net asset value, end of period	$9.37		$ 9.42	$ 10.28

Total Return (c)	1.55%	(d)	-2.97%	7.72%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$111,863		$137,048	$148,192
Ratio of expenses to average net assets (e) (g)	1.36%	(f)	1.22%	1.28%	(f)
Ratio of net investment income to
average net assets (e) (h)	4.79%	(f)	4.19%	5.06%	(f)
Portfolio turnover rate	175.33%		222.67%	147.72%

(a) For the period October 11, 2006 (commencement of operations) to September 30, 2007.
(b) Redemption fees resulted in less than $0.005 per share.
(c) Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(f) Annualized.
(g) Ratio reflects interest expense. Had there been no interest expenses, the ratio would have been 1.35%.
(h) Ratio reflects interest expense. Had there been no interest expenses, the ratio would have been 4.80%.
*See accompanying notes which are an integral part of these financial statements.

Iron Stategic Income Fund - Investor Class
Financial Highlights
For a share outstanding during the period

	For the
	Period Ended
	March 31, 2009
	(Unaudited)	(a)

Selected Per Share Data
Net asset value, beginning of period	$ 9.30

Income from investment operations:
Net investment income	0.04
Net realized and unrealized gain (loss)	0.10
Total from investment operations	0.14

Less Distributions to shareholders:
From net investment income	(0.05)
Total distributions	(0.05)

Paid in capital from redemption fees (b)	-

Net asset value, end of period	$9.39

Total Return (c)	1.45%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$ -
Ratio of expenses to average net assets (e)	1.35%	(f)
Ratio of net investment income to
average net assets (e)	2.45%	(f)
Portfolio turnover rate	175.33%

(a) For the period February 2, 2009 (commencement of operations) to March 31, 2009.
(b) Redemption fees resulted in less than $0.005 per share.
(c) Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(f) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund

Notes to the Financial Statements

March 31, 2009

(Unaudited)

NOTE 1. ORGANIZATION

The Iron Strategic Income Fund (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on October 11, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Trustees. The investment advisor to the Fund is Iron Financial, LLC (the “Advisor”). The investment objective of the Fund is to maximize total return. The commencement of operations for the Institutional class of shares was October 11, 2006. The commencement of operations for the Investor class of shares was February 2, 2009.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Securities Valuations - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”). Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s net asset value (“NAV”) calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Such good faith pricing would also be required if a mutual fund in which a Fund invests fails to calculate its NAV as of the stock exchange close.

Iron Strategic Income Fund

Notes to the Financial Statements

March 31, 2009 - continued

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Futures Contracts - The Fund may enter into futures contracts to manage its exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract. A portion of due from broker as of March 31, 2009, is restricted for cash deposits on futures. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into the contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements - The Fund may enter into credit default swap agreements. A credit default swap involves a protection buyer and a protection seller. The Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer, or basket of securities. The “notional amount” of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. The Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating liquid assets on the Fund’s books and records. The credit default swaps are marked to market daily based upon quotes received from a pricing service and any change in value is recorded in unrealized gain/loss. Periodic payments paid or received are recorded in realized gain/loss. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the statement of operations. Payment made or received as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains/losses. In addition to bearing the risk that the credit event will occur, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on its obligation to perform. The risk of loss may exceed the fair value of these contracts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end are listed after the Fund’s portfolio.

Short Sales- The Fund may engage in short selling activities. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transactions costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Depending on market conditions, the Fund may have difficulty purchasing the security sold short, and could be forced to pay a premium for the security. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund’s return. The Advisor does not intend to use leverage with respect to its short positions; as a result, the Fund’s portfolio under normal circumstances, will always include sufficient cash equivalents (such as money market instruments, U.S. Treasury Bills, money market funds or repurchase agreements) to cover its obligations to close its short positions.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Iron Strategic Income Fund

Notes to the Financial Statements

March 31, 2009 - continued

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or is estimated daily in instances when the Fund holds investments in other registered investment companies that are established as “daily dividend funds”, but only distribute on amonthly basis. Interest income is recorded on an accrual basis and discounts and premiums on securities purchased are amortized over the life of the respective securities, using the effective interest method.

Distributions to Shareholders - The Fund intends to distribute all of its net investment income, if any, as dividends to shareholders on at least a quarterly basis. The Fund intends to distribute its net realized long-term capital gains and net realized short-term capital gains, if any, at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Accounting for Uncertainty in Income Taxes – The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes on March 31, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Fund.

As of and during the period ended March 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. Federal tax authorities for the tax years prior to 2006.

Fair Valuation – The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 28, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Iron Strategic Income Fund

Notes to the Financial Statements

March 31, 2009 - continued

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund values its exchange-traded funds and mutual funds at the net asset value provided by the funds. Money market securities are valued at amortized cost. Any fixed income securities the Fund may own are valued by a pricing service using an evaluated price method established by the pricing service. To date, the Advisor has not had to provide any fair value pricing for any securities held by the Fund (Level 3 Securities). For additional information on the Fund’s security valuation policies, refer to the Securities Valuation section in this Note.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices	$ 109,466,640	$ -
Level 2 – Other Significant Observable Inputs	$ -	($5,814)
Level 3 – Internal Unobservable Inputs	$ -	$ -
Total Total	$ 109,466,640	($5,814)
*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, (the “Agreement”), the Advisor manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended March 31, 2009, the Advisor earned fees of $540,808 for advisory services. As of March 31, 2009, the Fund owed the Advisor $90,845 for advisory services.

Iron Strategic Income Fund

Notes to the Financial Statements

March 31, 2009 - continued

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended March 31, 2009, Unified earned fees of $50,528 for administrative services provided to the Fund. At March 31, 2009, Unified was owed $7,676 by the Fund for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal distributor of the Fund. The Trust retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended March 31, 2009, Unified earned fees of $12,988 for transfer agent services provided to the Fund and was reimbursed $19,174 for out-of-pocket expenses. At March 31, 2009, Unified was owed by the Fund $1,783 for transfer agent services and reimbursement of out-of-pocket expenses. For the six months ended March 31, 2009, Unified earned fees of $26,268 for the fund accounting services provided to the Fund. At March 31, 2009, Unified was owed $4,089 by the Fund for fund accounting services.

The Fund has adopted a Distribution Plan (the “Plan”) for its Investor Class shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Advisor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of up to 0.25% of the average daily net assets of the Investor Class shares in connection with the promotion and distribution of Investor Class shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current shareholders of the Fund, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of Investor Class shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. For the period February 2, 2009 (commencement of operations) through March 31, 2009, the 12b-1 expense accrued by the Investor class amounted to less than $0.01.

The Fund retains Unified Financial Securities, Inc. (the “Distributor”) to act as the principal distributor of the Fund’s shares. There were no payments made by the Fund to the Distributor for the six months ended March 31, 2009. The Fund has adopted an Administration Plan (the “Admin Plan”) with respect to Investor Class shares, pursuant to which the Fund pays an annual fee equal to 0.10% of the average daily net assets of the Fund’s Investor Class shares to the Fund’s Distributor to compensate financial intermediaries who provide administrative services to the Investor Class shareholders. Financial intermediaries eligible to receive payments under the Admin Plan include mutual fund supermarkets or other platforms offered by broker-dealers, 401(k) plans and/or trust companies that sell and/or provide administrative services to Investor Class shareholders. The Admin Plan requires the Distributor to enter into a written agreement with a financial intermediary describing the administrative services to be provided to the Fund’s Investor Class shareholders before the Distributor can compensate the financial intermediary pursuant to the Admin Plan. For purposes of the Admin Plan, administrative services include, but are not limited to (a) processing and issuing confirmations concerning orders to purchase, redeem and exchange Investor Class shares; (b) receiving and transmitting funds representing the purchase price or redemption proceeds of Investor Class shares; (c) forwarding shareholder communications such as prospectus updates, proxies and shareholder reports; (d) acting, or arranging for another party to act, as recordholder and nominee of all Investor Class shares beneficially owned by the intermediary’s customers; (e) providing sub-accounting with respect to Investor Class shares of the Fund beneficially owned by the intermediary’s customers or the information necessary for sub-accounting, including establishing and maintaining individual accounts and records with respect to Investor Class shares owned by each customer; (f) providing periodic statements to each customer showing account balances and transactions during the relevant period; (g) processing dividend payments; (h) receiving, tabulating and transmitting proxies; (i) responding to customer inquiries relating to the Investor Class shares or the services; (j) providing the necessary computer hardware and software which links the intermediary’s systems to the Fund’s account management system; (k) providing software that aggregates the customer’s orders and establishes an order to purchase or redeem shares of the Fund based on established target levels for the customer’s demand deposit accounts; (l) providing periodic statements showing a customer’s account balances and, to the extent practicable, integrating such information with other customer transactions otherwise effected through or with the financial intermediary; and/or (m) furnishing (either separately or on an integrated basis with other reports sent to a customer by the

Iron Strategic Income Fund

Notes to the Financial Statements

March 31, 2009 - continued

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

intermediary) monthly and year-end statements and confirmations of purchases, exchanges and redemptions. For the period February 2, 2009 (commencement of operations) through March 31, 2009, the administration expense accrued by the Investor class amounted to less than $0.01. The Distributor and Unified are controlled by Huntington Bancshares, Inc. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the six months ended March 31, 2009, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases

U.S. Government Obligations	$ -
Other	144,221,513
Sales
U.S. Government Obligations	$ -
Other	110,294,102

As of March 31, 2009, the net unrealized appreciation of investments (excluding swap agreements and future contracts) for tax purposes was as follows:

Gross appreciation	$ 1,976,107

Gross depreciation	(761,293)
Net appreciation
on investments	$ 1,214,814

At March 31, 2009, the aggregate cost of securities for federal income tax purposes (excluding swap agreements and future contracts) was $108,251,826 for the Fund.

NOTE 5. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2009, Ameritrade, Inc. for the benefit of its customers, owned 52.16% of the Institutional class and SEI Private Trust Co., for the benefit of its customers, owned 46.95% of the Institutional class. As a result, Ameritrade and SEI Private Trust Co. may each be deemed to control the Institutional class. As of March 31, 2009, Unified Fund Services, Inc., owned 90.30% of the Investor class. As a result, Unified Fund Services, Inc. may be deemed to control the Investor Class.

Iron Strategic Income Fund

Notes to the Financial Statements

March 31, 2009 - continued

(Unaudited)

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

For the fiscal year ended September 30, 2008, the Fund paid quarterly distributions of net investment income totaling $0.3515 per share. A long-term capital gain distribution of $0.0142 per share was paid December 27, 2007 to shareholders of record as of December 26, 2007. A short-term capital gain distribution of $0.2107 per share was paid December 27, 2007 to shareholders of record as of December 26, 2007.

The tax characterization of distributions paid for the fiscal year ended September 30, 2008 and the fiscal period ended September 30, 2007 was as follows:

	2008	2007
Distributions paid from:
Ordinary Income	$ 4,868,748	$ 4,446,822
Short-Term Capital Gain	2,855,780	-
Long-Term Capital Gain	192,445	-
Total Distributions	$ 7,916,973	$ 4,446,822

For the six months ended March 31, 2009, the Institutional class paid quarterly income distributions totaling $0.1805 per share or $2,082,813. On December 29, 2008, the Institutional class paid a short-term capital gain distribution of $0.0076 per share or $86,676 to shareholders of record on December 26, 2008.

For the period February 2, 2009 (commencement of operations) through March 31, 2009, the Investor class paid an income distribution of $0.0452 per share or $0.05.

As of September 30, 2008, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistibuted ordinary income	$ 122,019
Undistibuted long-term capital gain	-
Unrealized (depreciation)	(10,393,192)
$ (10,271,173)

As of September 30, 2008, the difference between book basis and tax basis unrealized depreciation is primarily attributable to the tax deferral of post-October losses in the amount of $2,123,237, and losses on wash sales in the amount of $461,682, and the mark-to-market of swap agreements and futures contracts in the amount of $185,445 and $938, respectively.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge, upon request: (1) by calling the Fund at (877) 322-0575; and (2) on the Commission’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly

Kenneth G.Y. Grant

OFFICERS

Anthony J. Ghoston, President

John C. Swhear, Senior Vice-President

Christopher E. Kashmerick, Treasurer and Chief Financial Officer

William J. Murphy, Assistant Treasurer

Heather A. Bonds, Secretary

Tara Pierson, Assistant Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Iron Financial, LLC

630 Dundee Road

Suite 200

Northbrook, IL 60062

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 N Meridian St, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn, LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

U.S. Bank, N.A.

425 Walnut St.

Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 N Meridian St, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

www.ironfunds.com

FCI Funds

Semi-Annual Report

March 31, 2009

Fund Advisor:

Financial Counselors, Inc.
442 West 47th Street
Kansas City, MO 64112

Toll Free (877) 627-8504

FCI Equity Fund

Investment Results - (Unaudited)

The performance quoted represents past performance, which does not guarantee future results.The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. Current performance of the Fund may be lower or higher than the performance quoted. For more information on the FCI Equity Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-627-8504.The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The S&P 500® Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $250,000 made on October 5, 2005 (commencement of Fund operations) and held through March 31, 2009. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. The results shown for the Fund include reinvested distributions, applicable sales charges, Fund expenses and management fees, and are shown before taxes on Fund distributions and sales of Fund shares. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares. The benchmark index is unmanaged, does not reflect sales charges, commissions or expenses, or the effects of taxes. You cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index

Current performance may be lower or higher than the performance data quoted. For more information on the FCI Equity Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-627-8504. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FCI Bond Fund

Investment Results – (Unaudited)

The performance quoted represents past performance, which does not guarantee future results.The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. Current performance of the Fund may be lower or higher than the performance quoted. For more information on the FCI Bond Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-627-8504. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The Barclays Intermediate Government/Credit Bond Index® is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $250,000 made on October 4, 2005 (commencement of Fund operations) and held through March 31, 2009. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The Barclays Intermediate Government/Credit Bond Index® is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. The results shown for the Fund include reinvested distributions, applicable sales charges, Fund expenses and management fees, and are shown before taxes on Fund distributions and sales of Fund shares. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares. The benchmark index is unmanaged, does not reflect sales charges, commissions or expenses, or the effects of taxes. You cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Current performance may be lower or higher than the performance data quoted. For more information on the FCI Bond Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-627-8504.Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS (Unaudited)

1As a percent of net assets.

The FCI Equity Fund invests primarily in a diversified portfolio of equity securities that the Advisor believes have a potential for capital appreciation. The Fund invests in companies that the Advisor determines to be the most attractive within their respective industries and whose earnings the Advisor expects to grow at an above average rate relative to the market.

1As a percent of net assets.

The FCI Bond Fund invests primarily in a diversified portfolio of intermediate-term, investment grade fixed income securities. The Fund may, on occasion, purchase long-term bonds. The Advisor seeks to add value for Fund investors and to maximize the risk-adjusted returns versus the unmanaged Barclays Intermediate Government/Credit Index® by managing the duration of the Fund’s portfolio, and through sector allocation and issue selection.

Availability of Portfolio Schedule (Unaudited)

The Funds each file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov . The Funds’ Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Funds’ Expenses (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning and held for the six month period, October 1, 2008 to March 31, 2009.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not either of the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees.  Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if these transactions costs were included, your costs would have been higher.

FCI Equity Fund	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 – March 31, 2009
Actual	$1,000.00	$715.44	$4.28
Hypothetical **	$1,000.00	$1,019.95	$5.04

*Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
** Assumes a 5% return before expenses.

FCI Bond Fund	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 – March 31, 2009
Actual	$1,000.00	$1,061.16	$4.11
Hypothetical**	$1,000.00	$1,020.95	$4.03

* Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
** Assumes a 5% return before expenses.

FCI Funds
FCI Equity Fund
Schedule of Investments
March 31, 2009
(Unaudited)

Common Stocks - 89.04%	Shares	Value

Accident & Health Insurance - 2.58%
Aflac, Inc.	12,000	$ 232,320

Agriculture Chemicals - 3.57%
Monsanto Co.	2,400	199,440
Potash Corporation of Saskatchewan, Inc.	1,500	121,215
		320,655

Aircraft Engines & Engine Parts - 2.10%
United Technologies Corp.	4,400	189,112

Biological Products (No Diagnostic Substances) - 2.06%
Gilead Sciences, Inc. (a)	4,000	185,280

Computer & Office Equipment - 2.15%
International Business Machines Corp.	2,000	193,780

Computer Communications Equipment - 1.49%
Cisco Systems, Inc. (a)	8,000	134,160

Computer Storage Devices - 2.28%
EMC Corp. (a)	18,000	205,200

Crude Petroleum & Natural Gas - 2.28%
Apache Corp.	3,200	205,088

Electronic & Other Electrical Equipment - 3.27%
Emerson Electric Co.	5,000	142,900
General Electric Co.	15,000	151,650
		294,550

Fire, Marine & Casualty Insurance - 2.35%
Berkshire Hathaway, Inc. - Class B (a)	75	211,500

Food & Kindred Products - 1.52%
Campbell Soup Co.	5,000	136,800

Grain Mill Products - 2.22%
General Mills, Inc.	4,000	199,520

Gold & Silver Ores - 1.80%
Barrick Gold Corp.	5,000	162,100

Heavy Construction Other than Building Construction - Contractors - 1.73%
Fluor Corp.	4,500	155,475

Industrial Instruments for Measurement - 1.93%
Danaher Corp.	3,200	173,504

Measuring & Controlling Devices - 2.38%
Thermo Fisher Scientific, Inc. (a)	6,000	214,020

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
March 31, 2009
(Unaudited)

Common Stocks - 89.04% - continued	Shares	Value

Oil & Gas Field Services - 1.81%
Schlumberger Ltd.	4,000	$ 162,480

Perfumes, Cosmetics & Other Toilet Preparations - 2.30%
Colgate-Palmolive Co.	3,500	206,430

Petroleum Refining - 3.77%
Chevron Corp.	3,300	221,892
ConocoPhillips	3,000	117,480
		339,372

Pharmaceutical Preparations - 4.27%
Abbott Laboratories	4,200	200,340
Johnson & Johnson	3,500	184,100
		384,440

Radio & TV Broadcasting & Communications Equipment - 4.05%
L-3 Communications Holdings, Inc.	2,500	169,500
QUALCOMM, Inc.	5,000	194,550
		364,050

Railroads, Line-Haul Operating - 1.20%
Burlington Northern Santa Fe Corp.	1,800	108,270

Retail - Computer & Computer Software Stores - 2.80%
GameStop Corp. - Class A (a)	9,000	252,180

Retail - Eating Places - 4.57%
McDonald's Corp.	4,000	218,280
Yum! Brands, Inc.	7,000	192,360
		410,640

Retail - Lumber & Other Building Materials Dealers - 1.72%
Lowe's Companies, Inc.	8,500	155,125

Retail - Variety Stores - 1.16%
Wal-Mart Stores, Inc.	2,000	104,200

Security Brokers, Dealers & Flotation Companies - 3.37%
BlackRock, Inc.	900	117,036
Charles Schwab Corp. / The	12,000	186,000
		303,036

Services - Computer Integrated Systems Design - 1.47%
Cerner Corp. (a)	3,000	131,910

Services - Computer Programming, Data Processing, Etc. - 3.10%
Google, Inc. - Class A (a)	800	278,448

Services - Personal Services - 2.43%
H&R Block, Inc.	12,000	218,280

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
March 31, 2009
(Unaudited)

Common Stocks - 89.04% - continued	Shares	Value

Services - Prepackaged Software - 4.45%
Microsoft Corp.	8,000	$ 146,960
Oracle Corp. (a)	14,000	252,980
		399,940

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.83%
Ecolab, Inc.	4,500	156,285
Procter & Gamble Co. / The	4,000	188,360
		344,645

Surgical & Medical Instruments & Apparatus - 1.85%
Covidien Ltd.	5,000	166,200

Telephone & Telegraph Apparatus - 1.68%
Research in Motion Ltd. (a)	3,500	150,745

Telephone Communications (No Radiotelephone) - 1.35%
America Movil SAB de C.V. - Series L (b)	4,500	121,860

Wholesale - Groceries & Related Products - 2.15%
Sysco Corp.	8,500	193,800

TOTAL COMMON STOCKS (Cost $9,057,017)		8,009,115

Exchange-Traded Funds - 3.15%
Financial Select Sector SPDR Fund	15,000	132,150
iShares Dow Jones US Oil Equipment & Services Index Fund	6,000	151,080

TOTAL EXCHANGE-TRADED FUNDS (Cost $290,680)		283,230

Money Market Securities - 6.65%
Fidelity Institutional Government Portfolio - Class I, 0.51% (c)	598,566	598,566

TOTAL MONEY MARKET SECURITIES (Cost $598,566)		598,566

TOTAL INVESTMENTS (Cost $9,946,263) - 98.84%		$ 8,890,911

Other assets less liabilities - 1.16%		104,441

TOTAL NET ASSETS - 100.00%		$ 8,995,352

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at March 31, 2009.

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments
March 31, 2009
(Unaudited)
	Principal
	Amount	Value
Corporate Bonds - 43.24%
Allstate Life Global Funding Trust, 4.250%, 02/26/2010	$ 250,000	$ 246,497
American Express Credit Co., 7.300%, 08/20/2013	52,000	48,313
Amgen, Inc., 4.850%, 11/18/2014	25,000	25,655
Anheuser-Busch Companies, Inc., 7.750%, 01/15/2019	75,000	74,909
AT&T, Inc. 4.125%, 09/15/2009	210,000	211,955
Bank of America Corp., 7.400%, 01/15/2011	325,000	303,106
Barrick Gold Finance Co. LLC, 6.125%, 09/15/2013	269,000	276,965
Boeing Co., 5.000%, 03/15/2014	200,000	205,235
Charles Schwab Corp. / The, 6.375%, 09/01/2017	220,000	209,628
Cisco Systems, Inc., 5.250%, 02/22/2011	300,000	317,333
CME Group, Inc., 5.750%, 02/15/2014	250,000	257,932
Coca-Cola Co., 5.350%, 11/15/2017	250,000	267,515
Comcast Corp., 6.500%, 01/15/2015	99,000	98,560
Comcast Corp., 5.450%, 11/15/2010	200,000	203,817
Compass Bank, 5.900%, 04/01/2026	200,000	132,475
Corning, Inc., 6.050%, 06/15/2015	250,000	239,123
Credit Suisse U.S.A., Inc., 5.125%, 08/15/2015	125,000	116,147
Credit Suisse U.S.A., Inc., 6.125%, 11/15/2011	200,000	203,820
Deutsche Telekom International Finance BV, 5.875%, 08/20/2013	225,000	229,078
Devon Energy Corp., 5.625%, 01/15/2014	125,000	126,921
Diageo Capital plc, 7.375%, 01/15/2014	200,000	219,965
E.I. DuPont de Nemours & Co., 4.125%, 04/30/2010	250,000	255,413
FedEx Corp., 7.375%, 01/15/2014	275,000	291,834
General Electric Capital Corp., 6.875%, 11/15/2010	300,000	304,476
Goldman Sachs Group, Inc., 4.750%, 07/15/2013	200,000	183,881
Hewlett-Packard Co., 4.500%, 03/01/2013	200,000	205,861
Home Depot, Inc., 5.400%, 03/01/2016	200,000	180,031
Huntington National Bank, 5.375%, 02/28/2019	250,000	148,302
Invesco Ltd., 4.500%, 12/15/2009	175,000	167,318
Keycorp, 6.500%, 05/14/2013	200,000	195,340
Lowe's Companies, Inc., 5.600%, 09/15/2012	250,000	263,832
Marshall & Ilsley Corp., 5.626%, 08/17/2009	225,000	218,878
Merrill Lynch & Co., 5.300%, 09/30/2015	250,000	182,238
Metlife, Inc., 6.817%, 08/15/2018	250,000	214,989
Metlife, Inc., 6.125%, 12/01/2011	122,000	121,002
Morgan Stanley, 5.050%, 01/21/2011	350,000	344,265
Oracle Corp., 5.000%, 01/15/2011	300,000	314,652
Pfizer, Inc., 5.350%, 03/15/2015	200,000	211,278
Prudential Financial, Inc., 5.150%, 01/15/2013	200,000	148,776
Toyota Motor Credit Corp., 5.170%, 01/11/2012	225,000	226,655
Tyco International Finance S.A., 8.500%, 01/15/2019	75,000	77,543
Verizon Communications, Inc., 4.900%, 09/15/2015	110,000	105,239
Vodafone Group plc., 7.750%, 02/15/2010	200,000	207,560
Wachovia Corp., 4.375%, 06/01/2010	200,000	194,422
Wal-Mart Stores, Inc., 4.550%, 05/01/2013	150,000	159,458
Wells Fargo & Co., 5.250%, 10/23/2012	300,000	291,745

TOTAL CORPORATE BONDS (Cost $9,426,346)		9,229,937

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
March 31, 2009
(Unaudited)
	Principal
	Amount	Value
U.S. Government Agency Obligations - 18.83%
Federal Home Loan Mortgage Corp., 6.625%, 09/15/2009	$ 250,000	$ 256,738
Federal Home Loan Mortgage Corp., 5.125%, 07/15/2012	1,085,000	1,196,241
Federal Home Loan Mortgage Corp., 5.500%, 08/20/2012	650,000	725,073
Federal National Mortgage Association, 6.625%, 11/15/2010	975,000	1,059,283
Federal National Mortgage Association, 5.375%, 06/12/2017	700,000	782,793

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,864,120)		4,020,128

Asset-Backed Securities - 4.87%
Capital Auto Receivables Asset Trust, 2006-2, 0.511%, 05/15/2011 (a)	134,866	131,823
Chase Insurance Trust, 2005-A7, 4.550%, 03/15/2013 (a)	250,000	251,585
Chase Insurance Trust, 2005-A10, 4.650%, 12/17/2012 (a)	350,000	351,293
Chase Insurance Trust, 2005-A15, 4.960%, 09/17/2012 (a)	300,000	303,971

TOTAL ASSET-BACKED SECURITIES (Cost $999,273)		1,038,672

Mortgage-Backed Securities - 11.16%
Federal Home Loan Mortgage Corp., Pool # A57160, 5.500%, 02/01/2037	435,529	452,495
Federal National Mortgage Association, Pool # 832648, 5.000%, 09/01/2035	435,408	450,341
Federal National Mortgage Association, Pool # 832949, 5.000%, 09/01/2035	266,890	276,044
Federal National Mortgage Association, Pool # 745133, 5.500%, 11/01/2035	440,302	458,017
Federal National Mortgage Association, Pool # 845549, 5.500%, 01/01/2036	363,817	378,796
Federal National Mortgage Association, Pool # 878104, 5.500%, 04/01/2036	353,791	367,694

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,249,603)		2,383,387

U.S. Government Securities - 19.88%
U.S. Treasury Bond, 6.250%, 08/15/2023	245,000	322,405
U.S. Treasury Bond, 4.500%, 05/15/2038	125,000	145,977
U.S. Treasury Note, 0.875%, 01/31/2011	1,175,000	1,177,941
U.S. Treasury Note, 1.750%, 01/31/2014	700,000	704,979
U.S. Treasury Note, 4.000%, 02/15/2014	780,000	868,055
U.S. Treasury Note, 4.875%, 08/15/2016	210,000	247,160
U.S. Treasury Note, 4.500%, 05/15/2017	675,000	777,358

TOTAL U.S. GOVERNMENT SECURITIES (Cost $4,064,476)		4,243,875

	Shares
Preferred Stocks - 0.05%
Fannie Mae - Series S., 8.250%	16,000	11,360

TOTAL PREFERRED STOCKS (Cost $400,000)		11,360

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
March 31, 2009
(Unaudited)

	Shares	Value

Money Market Securities - 0.63%
Fidelity Institutional Government Portfolio - Class I, 0.51% (b)	133,929	$ 133,929

TOTAL MONEY MARKET SECURITIES (Cost $133,929)		133,929

TOTAL INVESTMENTS (Cost $21,137,747) - 98.66%		$ 21,061,288

Other assets less liabilities - 1.34%		286,180

TOTAL NET ASSETS - 100.00%		$ 21,347,468

(a) Variable rate securities; the coupon rate shown represents the rate at March 31, 2009.
(b) Variable rate securities; the money market rate shown represents the rate at March 31, 2009.

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
Statements of Assets and Liabilities
March 31, 2009
(Unaudited)

	FCI Equity Fund	FCI Bond Fund
Assets
Investment in securities:
At cost	$ 9,946,263	$ 21,137,747
At value	$ 8,890,911	$ 21,061,288

Receivable for fund investments sold	375,160	-
Receivable for fund shares sold	39,017	93,784
Receivable for paydowns	-	3,609
Dividends receivable	6,974	-
Receivable due from Advisor (a)	6,693	-
Interest receivable	407	201,058
Prepaid expenses	4,693	4,691
Total assets	9,323,855	21,364,430

Liabilities
Payable for fund investments purchased	313,931	-
Payable to Advisor	-	3,756
Payable to administrator, transfer agent, and fund accountant	5,836	5,832
Payable to custodian	1,512	249
Payable to trustees and officers	527	-
Other accrued expenses	6,697	7,125
Total liabilities	328,503	16,962

Net Assets	$ 8,995,352	$ 21,347,468

Net Assets consist of:
Paid in capital	$ 12,923,226	$ 21,378,900
Accumulated undistributed net investment income (loss)	23,047	(210)
Accumulated net realized gain (loss) from investment transactions	(2,895,569)	45,237
Net unrealized appreciation (depreciation) on investments	(1,055,352)	(76,459)

Net Assets	$ 8,995,352	$ 21,347,468

Shares outstanding (unlimited number of shares authorized)	1,292,207	2,135,704

Net Asset Value and offering price per share	$ 6.96	$ 10.00

Redemption price per share (b) (Net Asset Value * 99%)	$ 6.89	$ 9.90

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
Statements of Operations
For the six months ended March 31, 2009
(Unaudited)
	FCI	FCI
	Equity Fund	Bond Fund
Investment Income
Dividend income	$ 82,226	$ -
Interest income (net of foreign withholding tax of $0 and $931, respectively)	1,952	426,342
Total Income	84,178	426,342

Expenses
Investment advisor fee (a)	25,706	34,617
Administration expenses	15,112	15,165
Transfer agent expenses	10,045	10,626
Fund accounting expenses	10,027	10,025
Audit expenses	6,016	7,269
Legal expenses	4,959	4,428
Custodian expenses	4,660	3,185
Trustee expenses	4,039	3,050
CCO expense	3,693	3,672
Pricing expenses	2,543	4,056
Registration expenses	2,317	3,362
Insurance expense	709	709
Miscellaneous expenses	226	225
Report printing expense	71	71
Total Expenses	90,123	100,460
Reimbursed expenses and waived fees (a)	(47,281)	(31,280)
Net operating expenses	42,842	69,180
Net investment income	41,336	357,162

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(2,572,206)	59,235
Change in unrealized appreciation (depreciation)
on investment securities	(469,026)	592,851
Net realized and unrealized gain (loss) on investment securities	(3,041,232)	652,086
Net increase (decrease) in net assets resulting from operations	$ (2,999,896)	$ 1,009,248

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
Statements of Changes In Net Assets

	FCI Equity Fund

	Six months ended
	March 31, 2009	Year ended
	(Unaudited)	September 30, 2008
Operations
Net investment income	$ 41,336	$ 55,014
Net realized gain (loss) on investment securities	(2,572,206)	(223,385)
Change in unrealized appreciation (depreciation)
on investment securities	(469,026)	(1,902,364)
Net increase (decrease) in net assets resulting from operations	(2,999,896)	(2,070,735)

Distributions
From net investment income	(59,869)	(50,902)
From net realized gain	-	(626,749)
Total distributions	(59,869)	(677,651)

Capital Share Transactions
Proceeds from shares sold	2,758,388	3,653,999
Reinvestment of distributions	21,988	242,600
Amount paid for shares redeemed	(893,096)	(1,414,469)
Redemption Fees	-	73
Net increase (decrease) in net assets resulting
from share transactions	1,887,280	2,482,203

Total Increase (Decrease) in Net Assets	(1,172,485)	(266,183)

Net Assets
Beginning of period	10,167,837	10,434,020

End of period	$ 8,995,352	$ 10,167,837

Accumulated undistributed net investment income
included in net assets at end of period	$ 23,047	$ 41,580

Capital Share Transactions
Shares sold	376,553	327,211
Shares issued in reinvestment of distributions	3,004	20,335
Shares redeemed	(124,992)	(127,353)

Net increase (decrease) from capital share transactions	254,565	220,193

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
Statements of Changes In Net Assets

	FCI Bond Fund

	Six months ended
	March 31, 2009	Year ended
	(Unaudited)	September 30, 2008
Operations
Net investment income	$ 357,162	$ 687,122
Net realized gain (loss) on investment securities	59,235	87,132
Change in unrealized appreciation (depreciation)
on investment securities	592,851	(736,718)
Net increase (decrease) in net assets resulting from operations	1,009,248	37,536

Distributions
From net investment income	(353,764)	(717,909)
From net realized gain	(60,888)	-
Total distributions	(414,652)	(540,969)

Capital Share Transactions
Proceeds from shares sold	5,802,021	3,632,594
Reinvestment of distributions	65,425	120,442
Amount paid for shares redeemed	(1,231,051)	(2,361,649)
Redemption fees	23	62
Net increase (decrease) in net assets resulting
from share transactions	4,636,418	1,391,449

Total Increase in Net Assets	5,231,014	711,076

Net Assets
Beginning of period	16,116,454	15,405,378

End of period	$ 21,347,468	$ 16,116,454

Accumulated undistributed net investment income
included in net assets at end of period	$ -	$ -

Capital Share Transactions
Shares sold	580,382	358,256
Shares issued in reinvestment of distributions	6,606	11,963
Shares redeemed	(123,861)	(233,283)

Net increase (decrease) from capital share transactions	463,127	136,936

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
Financial Highlights
(For a share outstanding throughout each period)

	FCI Equity Fund

	Six months ended
	March 31, 2009		Year ended	Year ended	Period ended
	(Unaudited)		September 30, 2008	September 30, 2007	September 30, 2006 (a)

Selected Per Share Data:
Net asset value, beginning of period	$ 9.80		$ 12.76	$ 10.65	$ 10.00

Income (loss) from investment operations:
Net investment income	0.03		0.05	0.08	0.07
Net realized and unrealized gains (losses)	(2.82)		(2.21)	2.11	0.61
Total income from investment operations	(2.79)		(2.16)	2.19	0.68

Less distributions:
From net investment income	(0.05)		(0.06)	-	-
From net realized gain	-		(0.74)	(0.08)	(0.03)
Total distributions	(0.05)		(0.80)	(0.08)	(0.03)

Paid in capital from redemption fees (b)	-		-	-	-

Net asset value, end of period	$ 6.96		$ 9.80	$ 12.76	$ 10.65

Total Return (c)	-28.46%	(d)	-18.02%	20.65%	6.76%	(d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 8,995		$ 10,168	$ 10,434	$ 6,730

Ratio of expenses to average net assets	1.00%	(e)	1.00%	1.00%	1.00%	(e)
Ratio of expenses to average net assets
before reimbursement	2.10%	(e)	1.88%	1.91%	4.07%	(e)
Ratio of net investment income to
average net assets	0.96%	(e)	0.52%	0.79%	0.78%	(e)
Ratio of net investment income to average net
assets before reimbursement	(0.14)%	(e)	(0.36)%	(0.12)%	(2.30)%	(e)
Portfolio turnover rate	122.91%		197.30%	131.65%	142.15%

(a) For the period October 5, 2005 (Commencement of Operations) to September 30, 2006.
(b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
Financial Highlights
(For a share outstanding throughout each period)

	FCI Bond Fund

	Six months ended
	March 31, 2009		Year ended	Year ended	Period ended
	(Unaudited)		September 30, 2008	September 30, 2007	September 30, 2006 (a)

Selected Per Share Data:
Net asset value, beginning of period	$ 9.64		$ 10.03	$ 9.98	$10.00

Income (loss) from investment operations:
Net investment income	0.19		0.42	0.40	0.34
Net realized and unrealized gains (losses)	0.40		(0.37)	0.05	(0.04)
Total income from investment operations	0.59		0.05	0.45	0.30

Less distributions:
From net investment income	(0.19)		(0.44)	(0.40)	(0.32)
From net realized gain	(0.04)		-	-	-
Total distributions	(0.23)		(0.44)	(0.40)	(0.32)

Paid in capital from redemption fees (b)	-		-	-	-

Net asset value, end of period	$10.00		$ 9.64	$ 10.03	$9.98

Total Return (c)	6.12%	(d)	0.37%	4.58%	3.03%	(d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 21,347		$ 16,116	$15,405	$ 9,622

Ratio of expenses to average net assets	0.80%	(e)	0.80%	0.80%	0.80%	(e)
Ratio of expenses to average net assets
before reimbursement	1.16%	(e)	1.21%	1.31%	2.23%	(e)
Ratio of net investment income to
average net assets	4.13%	(e)	4.15%	4.28%	4.05%	(e)
Ratio of net investment income to
average net assets before reimbursement	3.77%	(e)	3.74%	3.77%	2.62%	(e)
Portfolio turnover rate	30.00%		25.99%	34.10%	49.40%

(a) For the period October 4, 2005 (Commencement of Operations) to September 30, 2006.
(b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

FCI Funds

Notes to the Financial Statements

March 31, 2009
(Unaudited)

NOTE 1. ORGANIZATION

The FCI Equity Fund (“Equity Fund”) and the FCI Bond Fund (“Bond Fund”) (collectively, the “Funds”) were organized as diversified series of Unified Series Trust (the “Trust”) on June 13, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (“the Board”) to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently authorized by the Trustees. The Equity Fund commenced operations on October 5, 2005 and the Bond Fund commenced operations on October 4, 2005. The investment advisor to the Funds is Financial Counselors, Inc. (the “Advisor”). The Equity Fund seeks to provide long-term capital appreciation. The Bond Fund seeks to provide total return.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to guidelines approved by the Board.

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

FCI Funds
Notes to the Financial Statements - continued

March 31, 2009
(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s net asset value (“NAV”) calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - Each Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis for the Equity Fund and a quarterly basis for the Bond Fund. Each Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Fair Value Measurements – The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

FCI Funds
Notes to the Financial Statements - continued

March 31, 2009
(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Equity Fund’s assets as of March 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$ 8,890,911	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 8,890,911	$ -

*Other financial instruments include futures, forwards, and swap contracts.

The following is a summary of the inputs used to value the Bond Fund’s assets as of March 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$ 145,289	$ -
Level 2 – Other Significant Observable Inputs	$ 20,915,999	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 21,061,288	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Accounting for Uncertainty in Income Taxes - It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in subchapter M of the Internal Revenue Code of 1986, as amended and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

FCI Funds
Notes to the Financial Statements - continued

March 31, 2009
(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

In accordance with Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), as of and during the period ended March 31, 2009, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities prior to 2006.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued the Statement on Financial Accounting Standards (“SFAS”) No. 161 “Disclosures about Derivative Instruments and Hedging Activities.” SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including for how such activities are accounted and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreements, (each, an “Agreement”), the Advisor manages the Funds’ investments subject to approval of the Board. As compensation for its management services, the Funds are obligated respectively to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.60% of the Equity Fund’s average daily net assets and 0.40% of the Bond Fund’s average daily net assets. For the six months ended March 31, 2009, the Advisor earned fees of $25,706 from the Equity Fund and $34,617 from the Bond Fund before waiving a portion of those fees, as described below.

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as fees and expenses of other investment companies acquired by the Funds) do not exceed 1.00% of the Equity Fund’s average daily net assets and 0.80% of the Bond Fund’s average daily net assets through January 31, 2010.

For the six months ended March 31, 2009, the Advisor waived fees and reimbursed expenses of $47,281 for the Equity Fund and $31,280 for the Bond Fund. At March 31, 2009, the Advisor owed $6,693 to the Equity Fund and was owed $3,756 by the Bond Fund. Each waiver or reimbursement by the Advisor with respect to a Fund is subject to repayment by that Fund within the three fiscal years following the fiscal year in which that particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding its expense limitation described above. Fees waived during the six months ended March 31, 2009, totaling $47,281 and $31,280 for the Equity Fund and the Bond Fund, respectively, may be subject to potential recoupment by the Advisor through September 30, 2012. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, at September 30, 2008, were as follows:

Fund	Amount	Until September 30,

Equity	$ 113,510	2009
	83,463	2010
	92,907	2011

Bond	$ 95,794	2009
	66,995	2010
	67,410	2011

FCI Funds
Notes to the Financial Statements - continued

March 31, 2009
(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Funds’ business affairs and to provide the Funds with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended March 31, 2009, Unified earned fees of $15,112 and $15,165 for administrative services provided to the Equity Fund and the Bond Fund, respectively. At March 31, 2009, Unified was owed $2,613 and $2,666 from the Equity Fund and the Bond Fund, respectively, for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Funds’ investments (the “Custodian”). For the six months ended March 31, 2009, the Custodian earned fees of $4,660 and $3,185 from the Equity Fund and the Bond Fund, respectively, for custody services provided to the Funds. At March 31, 2009, the Custodian was owed $1,512 by the Equity Fund and $249 by the Bond Fund for custody services.

The Trust retains Unified to act as each Fund’s transfer agent and to provide fund accounting services. For the six months ended March 31, 2009, Unified earned fees of $5,018 for transfer agent services and $5,027 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services for the Equity Fund. For the six months ended March 31, 2009, Unified earned fees of $5,021 for transfer agent services and $5,605 in reimbursement for out-of-pocket expenses in providing transfer agent services for the Bond Fund. At March 31, 2009, the Equity Fund owed Unified $849 for transfer agent services and $681 for reimbursement of out-of-pocket expenses. At March 31, 2009, the Bond Fund owed Unified $850 for transfer agent services and $623 for reimbursement of out-of-pocket expenses. For the six months ended March 31, 2009, Unified earned fees of $10,027 and $10,025 from the Equity Fund and the Bond Fund, respectively, for fund accounting services. At March 31, 2009, Unified was owed $1,693 and $1,693 from the Equity Fund and the Bond Fund, respectively, for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made by the Funds to the Distributor during the six months ended March 31, 2009. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the six months ended March 31, 2009, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases	Equity Fund	Bond Fund
U.S. Government Obligations	$ -	$ 4,574,775
Other	12,365,787	4,871,720
Sales
U.S. Government Obligations	$ -	$ 3,059,509
Other	10,304,287	1,972,990

FCI Funds
Notes to the Financial Statements - continued

March 31, 2009
(Unaudited)

NOTE 4. INVESTMENTS - continued

As of March 31, 2009, the net unrealized depreciation of investments for tax purposes was as follows:

	Equity Fund	Bond Fund
Gross Appreciation	$ 180,082	$ 681,517
Gross (Depreciation)	(1,235,434)	(757,976)
Net Depreciation on Investments	$ (1,055,352)	$ (76,459)

At March 31, 2009, the aggregate cost of securities for federal income tax purposes was $9,946,243 for the Equity Fund and $21,137,747 for the Bond Fund.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At March 31, 2009, Midwest Trust Company, an affiliate of the Advisor, for the benefit of its customers, owned 100% of the Equity Fund and 100% of the Bond Fund. As a result, Midwest Trust Company may be deemed to control each Fund.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

Equity Fund:

On December 15, 2008, the Equity Fund paid an income distribution of $0.0540 per share to shareholders of record on December 12, 2008.

The tax characterization of distributions for the fiscal years ended September 30, 2008 and September 30, 2007 was as follows:

	2008	2007
Distributions paid from
Ordinary Income	$ 50,902	$ 59,987
Short-term Capital Gain	295,024	-
Long-term Capital Gain	331,725	-
	$ 677,651	$ 59,987

FCI Funds
Notes to the Financial Statements - continued

March 31, 2009
(Unaudited)

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS - continued

Bond Fund:

On December 15, 2008, the Bond Fund paid an income distribution of $0.1004 per share, a short-term capital gain distribution of $0.0078 per share and a long-term capital gain distribution of $0.0287 per share to shareholders on December 12, 2008.

On March 13, 2009, the Bond Fund paid an income distribution of $0.0892 per share to shareholders of record on March 12, 2009.

The tax characterization of distributions for the fiscal years ended September 30, 2008 and September 30, 2007 was as follows:

	2008	2007
Distributions paid from
Ordinary Income	$ 717,909	$ 540,969
Short-term Capital Gain	-	-
Long-term Capital Gain	-	-
	$ 717,909	$ 540,969

At September 30, 2008, the components of distributable earnings on a tax basis were as follows:

	Equity	Bond
Undistributed ordinary income	$ 35,958	$ 12,985
Undistributed long-term capital gain (loss)	-	32,136
Unrealized depreciation	(904,067)	(671,149)
	$ (868,109)	$ (626,028)

At September 30, 2008, the difference between book and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and post-October losses. The Equity Fund deferred wash sales in the amount of $62,454 and elected to defer post-October losses of $255,287. The Bond Fund deferred wash sales in the amount of $1,839.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (877) 627-8504 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov .

TRUSTEES

Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler
Kenneth G.Y. Grant
Nancy V. Kelly

OFFICERS

Anthony J. Ghoston, President
John C. Swhear, Senior Vice-President
Christopher E. Kashmerick, Treasurer and Chief Financial Officer

William J. Murphy, Assistant Treasurer

Lynn E. Wood, Chief Compliance Officer
Heather A. Bonds, Assistant Secretary
Tara Pierson, Assistant Secretary

INVESTMENT ADVISOR

Financial Counselors, Inc.

442 West 47th Street
Kansas City, MO 64112

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP
312 Walnut St., 14th Floor
Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Unified Fund Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

Item 2. Code of Ethics.	NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of May 22, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Unified Series Trust

By
      */s/ Anthony Ghoston

     Anthony Ghoston, President

Date:  6/4/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
        */s/ Anthony Ghoston

Anthony Ghoston, President

Date     6/4/09

By
* /s/ Christopher E. Kashmerick

Christopher E. Kashmerick, Treasurer

Date     6/4/09